Provision for decommissioning costs (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current	$ 2,514	$ 1,696
Onshore [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	559	493
Shallow Waters [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	8,382	7,266
Deep And Ultradeep Postsalt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	13,458	12,071
Pre Salt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	7,337	6,373
Provision Total [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	29,736	26,203
Non-current	$ 27,222	$ 24,507